CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 115,440	$ 848,522
Notes receivable	2,393,853	2,539,309
Accounts receivable	6,289,399	228,858
Other receivables, net	160,668	12,846
Prepayments and other current assets	134,132	2,939
Subscription receivable	0	80,000
Total Current Assets	9,093,492	3,712,474
Non-current assets
Property and equipment, net	307,928	270,814
Long-term deposits	18,635	0
Right-of-use assets	196,435	0
Total Assets	9,616,490	3,983,288
Current liabilities
Accounts payable	4,430,519	283,311
Notes payable	1,813,308	0
Other payable and accrued expenses	274,946	246,002
Loan from third parties	0	2,252,872
Income taxes payable	197,338	65,677
Amount due to related parties	1,058,623	407,706
Lease payment liability- current	92,230	0
Total Current Liabilities	7,866,964	3,255,568
Non-current liabilities
Lease payment liability-non current	96,707	0
Total Liabilities	7,963,671	3,255,568
Commitments
Shareholders' equity
Ordinary shares (0.001 par value, 100,000,000 shares authorized, 14,333,334 and 14,333,334 shares issued and outstanding as of December 31, 2019 and December 31, 2018, respectively)	14,333	14,333
Additional paid-in capital	861,301	861,301
Statutory reserve	154,451	74,956
Retained earnings (accumulated deficit)	721,068	(145,972)
Accumulated other comprehensive loss	(98,334)	(76,898)
Total Shareholders' Equity	1,652,819	727,720
Total Liabilities and Shareholders' Equity	$ 9,616,490	$ 3,983,288